UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Jon Tyras, Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Name and address of agent for service)

(800) 497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited)
March 31, 2012
	Shares	Value
COMMON STOCKS - 132.3%
AUSTRALIA - 17.2%
Airports - 6.6%
Australian Infrastructure Fund 1,2	998,500	$2,359,270
Sydney Airport 1,2	2,857,400	8,502,398
Total Airports
(Cost $6,810,965)		10,861,668
Oil & Gas Storage & Transportation - 4.0%
APA Group 1,2
(Cost - $5,378,166)	1,253,000	6,635,463
Transmission & Distribution - 6.6%
Spark Infrastructure Group 1,2
(Cost - $9,556,596)	7,008,600	10,843,485
TOTAL AUSTRALIA
(Cost - $21,745,727)		28,340,616
BRAZIL - 18.5%
Infrastructure - Diversified - 4.1%
AES Tiete SA 1,2
(Cost - $6,161,782)	448,100	6,799,622
Transmission & Distribution - 14.4%
Companhia de Transmissao de Energia Eletrica Paulista 1,2	240,000	8,144,841
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 1	450,100	9,451,003
Light SA 1,2	122,800	1,725,503
Tractebel Energia SA 1,2	248,100	4,417,130
Total Transmission & Distribution
(Cost - $21,098,073)		23,738,477
TOTAL BRAZIL
(Cost - $27,259,855)		30,538,099
CANADA - 17.8%
Oil & Gas Storage & Transportation - 17.8%
Enbridge, Inc. 1,2	130,306	5,062,388
Gibson Energy, Inc 1,3	302,500	6,393,002
Keyera Corp. 1,2	87,700	3,617,202
Pembina Pipeline Corp. 1,2	203,800	5,757,766
TransCanada Corp. 1,2	93,250	4,009,750
Veresen, Inc. 1	298,400	4,535,309
Total Oil & Gas Storage & Transportation
(Cost - $28,088,972)		29,375,417
TOTAL CANADA
(Cost - $28,088,972)		29,375,417
FRANCE - 1.2%
Infrastructure - Communications - 1.2%
Eutelsat Communications SA 1
(Cost - $1,909,181)	53,936	1,994,904
TOTAL FRANCE
(Cost - $1,909,181)		1,994,904

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited)
March 31, 2012
	Shares	Value
COMMON STOCKS (continued)
HONG KONG - 1.6%
Toll Roads - 1.6%
Hopewell Highway Infrastructure Ltd. 1
(Cost - $2,605,577)	5,186,500	$2,678,722
TOTAL HONG KONG
(Cost - $2,605,577)		2,678,722
ITALY - 4.6%
Oil & Gas Storage & Transportation - 3.3%
Snam SpA 1,2
(Cost - $5,259,399)	1,121,900	5,395,236
Toll Roads - 1.3%
Atlantia SpA 1
(Cost - $2,203,256)	129,500	2,150,281
TOTAL ITALY
(Cost - $7,462,655)		7,545,517
PORTUGAL - 3.7%
Toll Roads - 2.4%
Brisa Auto-Estradas de Portugal SA 1,2
(Cost - $3,889,400)	1,135,600	4,040,674
Transmission & Distribution - 1.3%
Redes Energeticas Nacionais SA 1
(Cost - $2,092,710)	708,349	2,145,095
TOTAL PORTUGAL
(Cost - $5,982,110)		6,185,769
SPAIN - 6.0%
Oil & Gas Storage & Transportation - 2.3%
Enagas SA 1,2
(Cost - $3,999,554)	196,205	3,777,545
Toll Roads - 1.3%
Abertis Infraestructuras SA 1
(Cost - $2,199,848)	127,800	2,176,947
Transmission & Distribution - 2.4%
Red Electrica Corporacion SA 1,2
(Cost - $3,855,465)	81,100	3,969,213
TOTAL SPAIN
(Cost - $10,054,867)		9,923,705
UNITED KINGDOM - 5.2%
Transmission & Distribution - 4.0%
National Grid PLC 1
(Cost - $6,587,751)	131,000	6,612,880
Water - 1.2%
United Utilities Group PLC 1,2
(Cost - $1,984,004)	203,850	1,961,503
TOTAL UNITED KINGDOM
(Cost - $8,571,755)		8,574,383
UNITED STATES - 56.5%
Infrastructure - Communications - 2.6%
American Tower Corp.
(Cost - $4,326,122)	68,300	4,304,266

Brookfield Global Listed Infrastructure Income Fund Inc.
Schedule of Investments (Unaudited)
March 31, 2012
	Shares	Value
COMMON STOCKS (continued)
Infrastructure - Diversified - 2.4%
CenterPoint Energy, Inc. 2
(Cost - $3,940,798)	199,900	$3,942,028
Oil & Gas Storage & Transportation - 39.3%
Boardwalk Pipeline Partners L.P.	241,600	6,392,736
Enbridge Energy Partners L.P. 2	349,100	10,811,627
Energy Transfer Equity L.P.	49,500	1,994,850
Energy Transfer Partners L.P. 2	132,400	6,210,884
Enterprise Products Partners L.P.	43,300	2,185,351
Inergy L.P. 2	441,700	7,230,629
Kinder Morgan Management LLC 2	130,865	9,766,425
NuStar Energy L.P. 2	68,000	4,017,440
PAA Natural Gas Storage L.P. 2	174,300	3,311,700
Regency Energy Partners L.P. 2	270,400	6,649,136
Spectra Energy Corp.	131,600	4,151,980
Williams Partners L.P.	37,400	2,116,466
Total Oil & Gas Storage & Transportation
(Cost - $61,696,492)		64,839,224
Ports - 5.4%
Hutchison Port Holdings Trust 1
(Cost - $7,115,143)	11,565,000	8,847,225
Transmission & Distribution - 6.8%
Companhia Energetica de Minas Gerais 1
(Cost - $8,301,493)	475,000	11,295,500
TOTAL UNITED STATES
(Cost - $85,380,048)		93,228,243
TOTAL COMMON STOCKS
(Cost - $199,060,747)		218,385,375
Total Investments - 132.3%
(Cost - $199,060,747)		218,385,375
Liabilities in Excess of Other Assets - (32.3)%		(53,376,122)
TOTAL NET ASSETS - 100.0%		$ 165,009,253

Brookfield Global Listed Infrastructure Income Fund Inc.
Notes to Schedule of Investments (Unaudited)
March 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Portion or entire amount pledged as collateral for credit facility. As of March 31, 2012, the total value of the pledged assets was $106,399,126.
3 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2012, the total value of all such investments was $6,393,002 or 3.9% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments:

The net asset value of the Fund’s shares is computed based on the market value of the securities it holds and is determined daily as of the close of the regular trading day on the NYSE.  For purposes of determining the Fund's net asset value per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued.  If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day.  If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith to reflect its fair market value.  Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the investment adviser to the Fund, Brookfield Investment Management Inc. (the “Investment Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board of Directors if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board of Directors determines such amount does not reflect fair value, in which case these securities will be fair valued as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Options are valued using market quotations. When market quotations are not readily available, options are valued from broker quotes. In limited circumstances when neither market quotations nor broker quotes are readily available, options are valued using a Black-Scholes model.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board of Directors.  Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund obtains valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

In addition, whenever developments occur securities markets after the close of the principal markets for any portfolio securities and before the time as of which the Fund determines its net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund's net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund.  The Fund may use the fair value of a security to calculate its net asset value when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Investment Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process.  The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.  Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with generally accepted accounting principles.  Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Common Stocks	Total Investments
Level 1 - Quoted Prices	$159,754,639	$159,754,639
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	58,630,736	58,630,736
Level 3 - Significant Unobservable Inputs	-	-
Total	$218,385,375	$218,385,375

Valuation Inputs	Options Written
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	(215,713)
Level 3 - Significant Unobservable Inputs	-
Total	$(215,713)

During the period ended March 31, 2012, the Fund did not invest in any Level 3 securities and there were no significant security transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Option Contracts: The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market, as a means of achieving additional return or of hedging the value of the Fund's portfolio.

A call option is a contract that gives the holder of the option the right to buy, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

As of March 31 2012, the following option contracts were outstanding:

Call Options Written:

Contracts (100 shares per contract)	Type	Exercise Price	Expiration Date	Premiums Received	Value at March 31, 2012	Unrealized Appreciation
683	American Tower Corp.	$65.00	May, 2012	$71,031	$41,663	$29,368
50	Enbridge, Inc.	$40.00	July, 2012	5,950	3,750	2,200
1,310	National Grid PLC	$50.00	May, 2012	175,537	170,300	5,237
				$252,518	$215,713	$36,805

Credit Facility: The Fund has established a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. for investment purposes, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), for borrowings by investment management companies.  Under the Agreement, borrowings are secured by assets of the Fund that are held with the Fund’s custodian in a separate account.  The Fund is charged interest at the 3 month LIBOR (London Inter-bank Offered Rate) plus 0.80% on the amount borrowed and 0.80% on the undrawn amount.  For the period ended March 31, 2012, the average interest rate paid under the Agreement was 1.13%.

Brookfield Global Listed Infrastructure Income Fund Inc.
Total line of credit available	$63,000,000
Line of credit outstanding at March 31, 2012	53,000,000
Line of credit amount unused at March 31, 2012	10,000,000
Average balance outstanding during the period	53,000,000
Interest expense incurred on line of credit during the period	180,588

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2012 was as follows: cost of investments $199,124,864.  Net unrealized appreciation was $19,260,511 (gross unrealized appreciation - $22,508,674; gross unrealized depreciation - $3,248,163).

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective, based on their evaluation of such disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)  /s/ Kim G. Redding
  Kim G. Redding
  President and Principal Executive Officer

Date   May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kim G. Redding
   Kim G. Redding
   President and Principal Executive Officer

Date  May 22, 2012

By (Signature and Title)*  /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date   May 22, 2012

* Print the name and title of each signing officer under his or her signature.